OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
SCHEDULE OF OPERATING LEASE COST
	December 31
	2023	2022	2021
	U.S. dollars in thousands
Operating lease cost	781	760	209
Short term lease costs	18	14	-
Total lease costs	799	774	209

SCHEDULE OF CASH FLOW AND OTHER INFORMATION RELATED TO OPERATING LEASES

Cash flow and other information related to operating leases were as follows:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities	443	250	106
Right-of-use assets obtained in exchange for new operating lease liabilities	108	319	1,496

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES	Other information related to operating leases were as follows:
	December 31,
	2023	2022
Weighted-average remaining lease term	3.9 years	4.7 years
Weighted-average discount rate	12.88%	12.27%

SCHEDULE OF PRESENT VALUE OF LEASE LIABILITIES

The table below presents value of lease liabilities of the company for the lease period (USD thousands):

December 31, 2023
2024	415
2025	404
2026	390
2027	309
Total operating lease payments	1,518
Less: imputed interest	(174)
Present value of lease liabilities	1,344